BETTER 10K - Other Liabilities	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	10. OTHER LIABILITIESOther liabilities consisted of the following:As of December 31,(Amounts in thousands)20222021Deferred Revenue30,205 50,010 Loan Repurchase Reserve26,745 17,540 Other Liabilities2,982 8,608 Total other liabilities$59,933 $76,158 Deferred Revenue—Deferred revenue primarily consists of advance payments for loan origination and servicing on behalf of an integrated relationship partner. The total advance was for $50.0 million which was received and included in deferred revenue as of December 31, 2021. The advance payments received were recognized in revenue starting in August 2022 through August 2023. The Company must repay the advance in three tranches, $20.0 million due December 2022, $15.0 million due April 2023, and $15.0 million due October 2023, each to be reduced by the amount of loan origination revenue earned between the tranches. In December 2022, the Company repaid $12.9 million of the first tranche after reductions for loan origination revenue earned within mortgage platform revenue during the period. As of December 31, 2022, the Company included deferred revenue of $30.0 million within other liabilities on the consolidated balance sheets.